DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Sensitivity Analysis Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Peak Performance
Depreciation, amortization and impairment by function
Amount by which estimated recoverable amount exceeded carrying amount	$ 66.5	$ 79.3
Winter Sports Equipment
Depreciation, amortization and impairment by function
Amount by which estimated recoverable amount exceeded carrying amount	95.3	114.6
Ball & Racquet Sports
Depreciation, amortization and impairment by function
Amount by which estimated recoverable amount exceeded carrying amount	$ 448.8	$ 282.6